Variable interest entities - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Variable interest entity | AerFunding
Variable Interest Entity [Line Items]
Ownership (in percentage)	5.00%
Subordinated notes ownership (in percentage)	100.00%
Amount outstanding	$ 717,600
Senior debt facility	2,000,000
Variable interest entity | AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	54,400
AerCap Partners I | Deucalion Aviation Funds
Variable Interest Entity [Line Items]
Subordinated debt	27,200
Parent company | AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	$ 27,200